FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record

Company Name    Eaton Vance Senior Income Trust

Ticker	EVF		CUSIP	27826S103
Record Date	14-Aug-09		Meeting Type	Annual

Item Number	Proposal Code Description	Proponent	Management Recommendation	Vote Instruction
1.1	Elect Directors	Management	For	For
1.2	Elect Directors	Management	For	For

Company Name    Eaton Vance Floating-Rate Income Trust

Ticker	EFT		CUSIP	278279104
Record Date	11-Jan-10		Meeting Type	Annual

Item Number	Proposal Code Description	Proponent	Management Recommendation	Vote Instruction
1.1	Elect Directors	Management	For	For
1.2	Elect Directors	Management	For	For

Company Name    Masonite Inc.

Ticker	MASWF		CUSIP	575387105
Record Date	17-Mar-10		Meeting Type	Annual

Item Number	Proposal Code Description	Proponent	Management Recommendation	Vote Instruction
1	Approve Aud and their Remuneration	Management	For	Withhold

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Floating Rate Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2010